Pension Benefit Plans (Funded Status Of Pension Plans) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015
Change in plan assets:
Fair value of plan assets at beginning of year	$ 2,911.1	$ 2,918.5	$ 2,918.5
Fair value of plan assets at end of year			2,911.1	$ 2,918.5
U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	2,558.1	2,603.9	2,603.9	2,484.7
Service cost	1.9	2.3	9.0	9.6
Interest cost	21.0	22.7	89.7	101.1
Employee contributions			0.0	0.0
Benefits and other expenses paid			(204.8)	(192.9)
Acquisitions and other			(7.4)	324.9
Actuarial loss (gain)			67.7	(112.5)
Amendments, settlements and curtailments			0.0	(11.0)
Foreign exchange rate impact			0.0	0.0
Benefit obligation at end of year			2,558.1	2,603.9
Change in plan assets:
Fair value of plan assets at beginning of year	1,868.2	1,892.6	1,892.6	1,886.3
Actual return on plan assets			122.7	(21.3)
Employer contributions			57.7	49.4
Employee contributions			0.0	0.0
Amendments and settlements			0.0	0.0
Benefits and other expenses paid			(204.8)	(192.9)
Acquisitions			0.0	171.1
Foreign exchange rate impact			0.0	0.0
Fair value of plan assets at end of year			1,868.2	1,892.6
Funded status			(689.9)	(711.3)
Non-U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation at beginning of year	1,493.0	1,449.3	1,449.3	1,171.7
Service cost	7.7	8.8	36.4	42.0
Interest cost	6.3	8.6	32.8	29.4
Employee contributions			8.6	8.2
Benefits and other expenses paid			(48.4)	(36.7)
Acquisitions and other			0.0	431.4
Actuarial loss (gain)			174.1	(42.3)
Amendments, settlements and curtailments			(25.9)	(79.6)
Foreign exchange rate impact			(133.9)	(74.8)
Benefit obligation at end of year			1,493.0	1,449.3
Change in plan assets:
Fair value of plan assets at beginning of year	$ 1,042.9	$ 1,025.9	1,025.9	747.6
Actual return on plan assets			134.3	11.1
Employer contributions			43.5	42.2
Employee contributions			8.6	8.2
Amendments and settlements			(7.3)	(57.0)
Benefits and other expenses paid			(48.4)	(36.7)
Acquisitions			0.0	355.8
Foreign exchange rate impact			(113.7)	(45.3)
Fair value of plan assets at end of year			1,042.9	1,025.9
Funded status			$ (450.1)	$ (423.4)